Guarantor Financial Information ( Condensed Consolidated Statement of Income) (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues [Abstract]
Product sales										$ 6,099.9	$ 5,830.4	$ 4,757.5
Royalties and other revenues										316.8	191.7	176.8
Total revenues		$ 1,715.7	$ 1,655.0	$ 1,557.6	$ 1,488.4	$ 1,576.1	$ 1,597.1	$ 1,502.1	$ 1,346.8	6,416.7	6,022.1	4,934.3
Costs and Expenses [Abstract]
Cost of product sales		250.5	262.7	228.0	227.8	218.5	254.3	277.0	229.5	969.0	979.3	670.8
Research and Development Expense	[1]									1,564.0	1,067.5	933.4
Selling, General and Administrative Expense										1,842.5	1,782.0	1,499.3
Integration and acquisition costs										39.8	158.8	(134.1)
Amortization of acquired intangibles										498.7	243.8	152.0
Total operating expenses										4,997.2	4,324.1	3,200.8
Operating income/(loss) from continuing operations										1,419.5	1,698.0	1,733.5
Other income/(expense), net										3.7	8.9	(3.9)
Receipt of break fee											1,635.4
Income/(loss) from continuing operations before income taxes and equity in earnings/(losses) of equity method investees										1,385.8	3,336.2	1,693.6
Income taxes										(46.1)	(56.1)	(277.9)
Equity in losses/(earnings) of equity method investees										2.2	(2.7)	(3.9)
Income/(loss) from continuing operations, net of taxes		283.4	477.1	164.1	412.9	1,985.6	515.8	528.3	253.1	1,337.5	3,282.8	1,419.6
(Loss)/gain from discontinued operations, net of taxes		(2.8)	(24.3)	(4.5)	(2.5)	186.7	(36.1)	(5.2)	(22.7)	(34.1)	122.7	(754.5)
Net income		$ 280.6	$ 452.8	$ 159.6	$ 410.4	$ 2,172.3	$ 479.7	$ 523.1	$ 230.4	1,303.4	3,405.5	665.1
Comprehensive (loss)/income										1,151.1	3,263.8	688.4
Consolidation, Eliminations [Member]
Revenues [Abstract]
Product sales										0.0	0.0	0.0
Royalties and other revenues										0.0	0.0	0.0
Total revenues										0.0	0.0	0.0
Costs and Expenses [Abstract]
Cost of product sales										0.0	0.0	0.0
Research and Development Expense										0.0	0.0	0.0
Selling, General and Administrative Expense										1.4	1.4	(0.2)
Integration and acquisition costs										0.0	0.0	0.0
Amortization of acquired intangibles										0.0	0.0	0.0
Other operating expenses										0.0	0.0	0.0
Total operating expenses										1.4	1.4	(0.2)
Operating income/(loss) from continuing operations										(1.4)	(1.4)	0.2
Interest (expense)/income,net										0.0	0.0	0.0
Other income/(expense), net										0.0	0.0	0.0
Receipt of break fee											0.0
Total other income/(expense), net										0.0	0.0	0.0
Income/(loss) from continuing operations before income taxes and equity in earnings/(losses) of equity method investees										(1.4)	(1.4)	0.2
Income taxes										0.0	0.0	0.0
Equity in losses/(earnings) of equity method investees										1,388.1	1,919.8	729.7
Income/(loss) from continuing operations, net of taxes										(1,389.5)	(1,921.2)	(729.5)
(Loss)/gain from discontinued operations, net of taxes										0.0	0.0	0.0
Net income										(1,389.5)	(1,921.2)	(729.5)
Comprehensive (loss)/income										(1,237.2)	(1,779.5)	(752.8)
Consolidated
Revenues [Abstract]
Product sales										6,099.9	5,830.4	4,757.5
Royalties and other revenues										316.8	191.7	176.8
Total revenues										6,416.7	6,022.1	4,934.3
Costs and Expenses [Abstract]
Cost of product sales										969.0	979.3	670.8
Research and Development Expense										1,564.0	1,067.5	933.4
Selling, General and Administrative Expense										1,842.5	1,782.0	1,499.3
Integration and acquisition costs										39.8	158.8	(134.1)
Amortization of acquired intangibles										498.7	243.8	152.0
Other operating expenses										83.2	92.7	79.4
Total operating expenses										4,997.2	4,324.1	3,200.8
Operating income/(loss) from continuing operations										1,419.5	1,698.0	1,733.5
Interest (expense)/income,net										(37.4)	(6.1)	(36.0)
Other income/(expense), net										3.7	8.9	(3.9)
Receipt of break fee											1,635.4
Total other income/(expense), net										(33.7)	1,638.2	(39.9)
Income/(loss) from continuing operations before income taxes and equity in earnings/(losses) of equity method investees										1,385.8	3,336.2	1,693.6
Income taxes										46.1	56.1	277.9
Equity in losses/(earnings) of equity method investees										2.2	(2.7)	(3.9)
Income/(loss) from continuing operations, net of taxes										1,337.5	3,282.8	1,419.6
(Loss)/gain from discontinued operations, net of taxes										(34.1)	122.7	(754.5)
Net income										1,303.4	3,405.5	665.1
Comprehensive (loss)/income										1,151.1	3,263.8	688.4
Shire Plc ( Parent Guarantor)
Revenues [Abstract]
Product sales										0.0	0.0	0.0
Royalties and other revenues										0.0	0.0	0.0
Total revenues										0.0	0.0	0.0
Costs and Expenses [Abstract]
Cost of product sales										0.0	0.0	0.0
Research and Development Expense										0.0	0.0	0.0
Selling, General and Administrative Expense										24.9	109.4	26.6
Integration and acquisition costs										0.0	0.0	0.0
Amortization of acquired intangibles										0.0	0.0	0.0
Other operating expenses										0.0	0.0	0.0
Total operating expenses										24.9	109.4	26.6
Operating income/(loss) from continuing operations										(24.9)	(109.4)	(26.6)
Interest (expense)/income,net										(63.6)	(42.8)	(38.8)
Other income/(expense), net										0.9	0.3	0.2
Receipt of break fee											1,635.4
Total other income/(expense), net										(62.7)	1,592.9	(38.6)
Income/(loss) from continuing operations before income taxes and equity in earnings/(losses) of equity method investees										(87.6)	1,483.5	(65.2)
Income taxes										(2.9)	(2.2)	(0.6)
Equity in losses/(earnings) of equity method investees										(1,388.1)	(1,919.8)	(729.7)
Income/(loss) from continuing operations, net of taxes										1,303.4	3,405.5	665.1
(Loss)/gain from discontinued operations, net of taxes										0.0	0.0	0.0
Net income										1,303.4	3,405.5	665.1
Comprehensive (loss)/income										1,151.1	3,263.8	688.4
SAIIDAC ( Subsidiary issuer)
Revenues [Abstract]
Product sales										0.0	0.0	0.0
Royalties and other revenues										0.0	0.0	0.0
Total revenues										0.0	0.0	0.0
Costs and Expenses [Abstract]
Cost of product sales										0.0	0.0	0.0
Research and Development Expense										0.0	0.0	0.0
Selling, General and Administrative Expense										0.0	0.0	0.0
Integration and acquisition costs										0.0	0.0	0.0
Amortization of acquired intangibles										0.0	0.0	0.0
Other operating expenses										0.0	0.0	0.0
Total operating expenses										0.0	0.0	0.0
Operating income/(loss) from continuing operations										0.0	0.0	0.0
Interest (expense)/income,net										(1.7)	0.0	0.0
Other income/(expense), net										0.0	0.0	0.0
Receipt of break fee											0.0
Total other income/(expense), net										(1.7)	0.0	0.0
Income/(loss) from continuing operations before income taxes and equity in earnings/(losses) of equity method investees										(1.7)	0.0	0.0
Income taxes										0.0	0.0	0.0
Equity in losses/(earnings) of equity method investees										0.0	0.0	0.0
Income/(loss) from continuing operations, net of taxes										(1.7)	0.0	0.0
(Loss)/gain from discontinued operations, net of taxes										0.0	0.0	0.0
Net income										(1.7)	0.0	0.0
Comprehensive (loss)/income										(1.7)	0.0	0.0
Baxalta (Subsidiary Issuer)
Revenues [Abstract]
Product sales										0.0	0.0	0.0
Royalties and other revenues										0.0	0.0	0.0
Total revenues										0.0	0.0	0.0
Costs and Expenses [Abstract]
Cost of product sales										0.0	0.0	0.0
Research and Development Expense										0.0	0.0	0.0
Selling, General and Administrative Expense										0.0	0.0	0.0
Integration and acquisition costs										0.0	0.0	0.0
Amortization of acquired intangibles										0.0	0.0	0.0
Other operating expenses										0.0	0.0	0.0
Total operating expenses										0.0	0.0	0.0
Operating income/(loss) from continuing operations										0.0	0.0	0.0
Interest (expense)/income,net										0.0	0.0	0.0
Other income/(expense), net										0.0	0.0	0.0
Receipt of break fee											0.0
Total other income/(expense), net										0.0	0.0	0.0
Income/(loss) from continuing operations before income taxes and equity in earnings/(losses) of equity method investees										0.0	0.0	0.0
Income taxes										0.0	0.0	0.0
Equity in losses/(earnings) of equity method investees										0.0	0.0	0.0
Income/(loss) from continuing operations, net of taxes										0.0	0.0	0.0
(Loss)/gain from discontinued operations, net of taxes										0.0	0.0	0.0
Net income										0.0	0.0	0.0
Comprehensive (loss)/income										0.0	0.0	0.0
Non-Guarantor Non-Issuer Subsidiaries
Revenues [Abstract]
Product sales										6,099.9	5,830.4	4,757.5
Royalties and other revenues										316.8	191.7	176.8
Total revenues										6,416.7	6,022.1	4,934.3
Costs and Expenses [Abstract]
Cost of product sales										969.0	979.3	670.8
Research and Development Expense										1,564.0	1,067.5	933.4
Selling, General and Administrative Expense										1,816.2	1,671.2	1,472.9
Integration and acquisition costs										39.8	158.8	(134.1)
Amortization of acquired intangibles										498.7	243.8	152.0
Other operating expenses										83.2	92.7	79.4
Total operating expenses										4,970.9	4,213.3	3,174.4
Operating income/(loss) from continuing operations										1,445.8	1,808.8	1,759.9
Interest (expense)/income,net										27.9	36.7	2.8
Other income/(expense), net										2.8	8.6	(4.1)
Receipt of break fee											0.0
Total other income/(expense), net										30.7	45.3	(1.3)
Income/(loss) from continuing operations before income taxes and equity in earnings/(losses) of equity method investees										1,476.5	1,854.1	1,758.6
Income taxes										49.0	58.3	278.5
Equity in losses/(earnings) of equity method investees										2.2	(2.7)	(3.9)
Income/(loss) from continuing operations, net of taxes										1,425.3	1,798.5	1,484.0
(Loss)/gain from discontinued operations, net of taxes										(34.1)	122.7	(754.5)
Net income										1,391.2	1,921.2	729.5
Comprehensive (loss)/income										1,238.9	1,779.5	752.8
Non-Guarantor Subsidiaries of SAIIDAC
Revenues [Abstract]
Product sales										6,099.9	5,830.4	4,757.5
Royalties and other revenues										316.8	191.7	176.8
Total revenues										6,416.7	6,022.1	4,934.3
Costs and Expenses [Abstract]
Cost of product sales										969.0	979.3	670.8
Research and Development Expense										1,564.0	1,067.5	933.4
Selling, General and Administrative Expense										1,816.2	1,671.2	1,472.9
Integration and acquisition costs										39.8	158.8	(134.1)
Amortization of acquired intangibles										498.7	243.8	152.0
Other operating expenses										83.2	92.7	79.4
Total operating expenses										4,970.9	4,213.3	3,174.4
Operating income/(loss) from continuing operations										1,445.8	1,808.8	1,759.9
Interest (expense)/income,net										27.9	36.7	2.8
Other income/(expense), net										2.8	8.6	(4.1)
Receipt of break fee											0.0
Total other income/(expense), net										30.7	45.3	(1.3)
Income/(loss) from continuing operations before income taxes and equity in earnings/(losses) of equity method investees										1,476.5	1,854.1	1,758.6
Income taxes										49.0	58.3	278.5
Equity in losses/(earnings) of equity method investees										2.2	(2.7)	(3.9)
Income/(loss) from continuing operations, net of taxes										1,425.3	1,798.5	1,484.0
(Loss)/gain from discontinued operations, net of taxes										(34.1)	122.7	(754.5)
Net income										1,391.2	1,921.2	729.5
Comprehensive (loss)/income										1,238.9	1,779.5	752.8
Non-Guarantor Subsidiaries of Baxalta
Revenues [Abstract]
Product sales										6,099.9	5,830.4	4,757.5
Royalties and other revenues										316.8	191.7	176.8
Total revenues										6,416.7	6,022.1	4,934.3
Costs and Expenses [Abstract]
Cost of product sales										969.0	979.3	670.8
Research and Development Expense										1,564.0	1,067.5	933.4
Selling, General and Administrative Expense										1,816.2	1,671.2	1,472.9
Integration and acquisition costs										39.8	158.8	(134.1)
Amortization of acquired intangibles										498.7	243.8	152.0
Other operating expenses										83.2	92.7	79.4
Total operating expenses										4,970.9	4,213.3	3,174.4
Operating income/(loss) from continuing operations										1,445.8	1,808.0	1,759.9
Interest (expense)/income,net										26.2	36.7	2.8
Other income/(expense), net										2.8	8.6	(4.1)
Receipt of break fee											0.0
Total other income/(expense), net										29.0	45.3	(1.3)
Income/(loss) from continuing operations before income taxes and equity in earnings/(losses) of equity method investees										1,474.8	1,854.1	1,758.6
Income taxes										49.0	58.3	278.5
Equity in losses/(earnings) of equity method investees										2.2	(2.7)	(3.9)
Income/(loss) from continuing operations, net of taxes										1,423.6	1,798.5	1,484.0
(Loss)/gain from discontinued operations, net of taxes										(34.1)	122.7	(754.5)
Net income										1,389.5	1,921.2	729.5
Comprehensive (loss)/income										$ 1,237.2	$ 1,779.5	$ 752.8

[1]	Research and development (“R&D”) includes IPR&D intangible asset impairment charges of $643.7 million for the year to December 31, 2015 (2014: $190.3 million, 2013: $19.9 million)..